Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000028070
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	11.71%	7.11%	10.03%
C000028067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	6.73%	5.95%	9.30%
C000028069
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.40%	6.04%	8.92%
C000028073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	11.65%	7.08%	10.00%
C000144785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	11.75%	7.17%	10.08%
Without Sales Load [Member] | C000028070
Average Annual Return [Line Items]
Average Annual Return, Percent	11.71%	7.11%	10.03%
Without Sales Load [Member] | C000028067
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	6.88%	9.78%
Without Sales Load [Member] | C000028069
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%	6.04%	8.92%
Without Sales Load [Member] | C000028073
Average Annual Return [Line Items]
Average Annual Return, Percent	11.65%	7.08%	10.00%
Without Sales Load [Member] | C000144785
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%	7.17%	10.08%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.15%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	11.93%	8.52%	9.98%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	11.93%	8.52%	9.98%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	11.93%	8.52%	9.98%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	11.93%	8.52%	9.98%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	11.93%	8.52%	9.98%